The June 30, 2024 Form N-CEN for JPMorgan Trust II is being amended to updateitems C.7.g. and C.15 for JPMorgan Mid Cap Growth Fund and item C.15 for JPMorgan Equity Income Fund, JPMorgan Large Cap Value Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund and JPMorgan SMID Cap Equity Fund.
There are no other changes to its prior filing.